Schedule I - Financial information of Parent Company - Statement of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss	$ (10,558,169)	$ (11,262,821)	$ (19,950,120)
Adjustments to reconcile loss to net cash provided by operating activities:
Share-based Compensation	986,833	1,113,828	2,240,512
Changes in assets and liabilities:
Prepaid expenses and other current assets	(584,553)	1,554,475	559,702
Accrued expenses and other current liabilities	2,723,456	(3,782,481)	(683,420)
Net cash used in operating activities	(4,346,713)	(8,245,623)	(32,714,475)
Investing activities:
Net cash provided by (used in) investing activities	1,168,178	(2,687,813)	106,411
Financing activities:
Proceeds from stock options exercised by employees and issuance of ordinary shares	5	4,997	600
Net cash provided by (used in) financing activities	(924,965)	8,005,874	4,466,600
Net decrease in cash and cash equivalents	(3,445,325)	(2,893,311)	(28,235,370)
Cash, cash equivalents and restricted cash at beginning of the year	9,599,824	12,493,135	40,728,505
Cash, cash equivalents and restricted cash at end of the year	6,154,499	9,599,824	12,493,135
Parent Company [Member]
Operating activities:
Net loss	(7,755,612)	(11,262,821)	(19,950,120)
Adjustments to reconcile loss to net cash provided by operating activities:
Share-based Compensation	729,504	417,004	858,415
Equity in deficits of subsidiaries, VIEs and VIE’s subsidiaries	5,734,722	9,627,269	17,888,289
Changes in assets and liabilities:
Prepaid expenses and other current assets	(78,150)	(155,445)	37,254
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	526,334	282,898	4,972
Accrued expenses and other current liabilities	468,504	225,952	235,882
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	1,916,229	1,531,471	3,319,598
Net cash used in operating activities	1,541,531	666,328	2,394,290
Investing activities:
Capital paid to subsidiaries	(1,250,000)	(7,240,000)	(12,100,010)
Net cash provided by (used in) investing activities	(1,250,000)	(7,240,000)	(12,100,010)
Financing activities:
Proceeds from stock options exercised by employees and issuance of ordinary shares		4,997	600
Proceeds from paid-in capital of noncontrolling shareholders	(891,744)	4,947,000	4,466,000
Net cash provided by (used in) financing activities	(891,744)	4,951,997	4,466,600
Net decrease in cash and cash equivalents	(600,213)	(1,621,675)	(5,239,120)
Cash, cash equivalents and restricted cash at beginning of the year	753,380	2,375,055	7,614,175
Cash, cash equivalents and restricted cash at end of the year	$ 153,167	$ 753,380	$ 2,375,055